Provisions (Details) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions	[1]	£ 3,289	£ 3,543	[2]
Payment protection insurance redress [Member]
Disclosure of other provisions [line items]
Provisions		1,374	1,606
Other customer redress [Member]
Disclosure of other provisions [line items]
Provisions		566	639
Legal, competition and regulatory matters [member]
Disclosure of other provisions [line items]
Provisions		467	435
Redundancy and restructuring [member]
Disclosure of other provisions [line items]
Provisions		121	159
Undrawn contractually committed facilities and guarantees [Member]
Disclosure of other provisions [line items]
Provisions		289	79
Onerous contracts [member]
Disclosure of other provisions [line items]
Provisions		129	225
Sundry provisions [member]
Disclosure of other provisions [line items]
Provisions		£ 343	£ 400

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.